Commitments (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Underwriting discount, per unit		$ 0.225
Aggregate amount	$ 1,811,250
Aggregate of gross proceeds		$ 2,817,500
Cash underwriting discount per share	$ 0.225
Business combination marketing agreement, description	The Company will pay EarlyBirdCapital, Inc. a cash fee for such services upon the consummation of its initial Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $2,817,500 (exclusive of any applicable finders’ fees which might become payable); provided that up to 25% of the fee may be allocated at the Company’s sole discretion to other FINRA members that assisted in identifying and consummating an initial Business Combination.
Registration Rights [Member]
Commitments (Details) [Line Items]
Business combination, description		the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (1) in the case of the Founders Shares, on the earlier of (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date following the completion of a Business Combination on which we complete a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property, and (2) in the case of the Representative Shares, Private Warrants and the respective Class A ordinary shares underlying such warrants, 30 days after the completion of a Business Combination.
Over-Allotment [Member]
Commitments (Details) [Line Items]
Aggregate amount		$ 1,811,250
IPO [Member]
Commitments (Details) [Line Items]
Percentage of gross proceeds		3.50%
FINRA [Member]
Commitments (Details) [Line Items]
Percentage of gross proceeds		25.00%
Class A Ordinary Shares [Member] | Business Combination [Member]
Commitments (Details) [Line Items]
Ordinary shares equals or exceeds per share	$ 12.50